Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Current Principal Amount/Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (98.05%)(1)
Aircraft (21.95%)
1,821,391	AASET 2021-1A C (3)	5.82%	11/16/2041	4.67%	$1,431,593
719,858	Blackbird Capital Aircraft 2021-1A B (3)	3.45%	07/15/2046	2.15%	659,927
1,310,000	Midland Loan Services LP - Rental ABS (3)	8.19%	04/17/2037	4.27%	1,308,289
811,729	Raptor Aircraft Finance LLC 2019-1 A (3)	4.21%	08/23/2044	2.29%	701,225
646,321	SALTT 2021-1A D 02/28/2033 (3)	7.14%	02/28/2033	1.87%	572,452
1,050,000	Skyline Aircraft Finance LLC (Westjet) (5)	0.00%	01/01/2060	2.81%	861,000
1,282,842	SOLRR Aircraft 2021-1 C (3)	5.68%	10/15/2046	3.89%	1,191,070
					6,725,556
Collateralized Debt Obligations (7.94%)
1,000,000	BDS Ltd. 24-FL13 E (1 Month SOFR + 4.44%, 0.00% Floor) (3)	9.64%	09/19/2039	3.26%	999,462
1,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month SOFR + 3.60%, 3.60% Floor) (3)(4)	8.80%	03/15/2038	4.68%	1,433,361
					2,432,823
Collateralized Loan Obligations (24.37%)
2,100,000	AXA Investment Managers - Allegro CLO Ltd. 2018-1A SUB (3)(5)	0.00%	06/13/2031	0.82%	252,000
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (3)(5)	0.00%	08/15/2031	0.03%	9,851
1,300,000	BlackRock Financial Management - Magnetite CLO Ltd. 2021-30A (3)	0.00%	10/25/2034	2.88%	884,000
1,000,000	Crown Point CLO Ltd. 19-8A DR (3 Month SOFR + 3.70%, 3.96% Floor) (3)(5)	9.24%	10/20/2034	3.27%	1,000,500
1,230,000	FCBSL 2024-1A D (3 Month SOFR + 4.75%, 4.75% Floor) (3)	10.07%	04/24/2037	4.10%	1,257,777
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (3)	0.00%	04/17/2034	1.63%	499,825
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (3)(5)	0.00%	07/18/2031	0.03%	9,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (3)(5)	0.00%	10/20/2028	0.03%	8,250
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (3)(5)	0.00%	10/15/2031	0.17%	51,528
5,000,000	Neuberger Berman CLO Series 2019-35A (3)(5)	3.64%	01/19/2033	2.11%	645,020
1,400,000	OFS Capital Management CLO 2018-1A SUB (3)	0.00%	07/31/2118	0.59%	182,000
1,332,000	OFSBS-2018-1A-FEE (5)	0.00%	07/31/2118	0.00%	133
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (3)	0.00%	10/20/2034	0.65%	199,952
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month SOFR + 8.89%, 8.89% Floor) (3)(5)	14.43%	10/20/2034	0.12%	36,947
1,490,000	Trimaran Advisors CAVU 2019-1 (3 Month SOFR + 4.15%, 4.15% Floor) (3)(4)	9.69%	07/20/2032	4.88%	1,494,164
1,200,000	Vibrant CLO Ltd. 2018-8A SUB (3)(5)	0.00%	01/20/2031	0.08%	24,498
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (3)	0.00%	04/19/2031	0.47%	143,000
1,000,000	Zais Group CLO Ltd. 2017-1A E (3 Month SOFR + 7.00%, 0.00% Floor) (3)(4)(5)	12.56%	07/15/2029	2.51%	768,491
					7,466,936
Commercial Mortgage-Backed Securities (3.78%)
1,390,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (3)	4.41%	08/05/2038	3.78%	1,157,891

Confirmation of Originator Fee Certificates (2.11%)
8,422,570	SBA Confirmation of Originator Fee Certificates (5)(6)	Various (6)	Various (6)	2.11%	645,573

Residential Mortgage-Backed Securities (35.15%)
130,321	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.24%	73,851
46,173	Countrywide Home Loan Series 2003-49	6.10%	12/19/2033	0.14%	42,825
1,000,000	Countrywide Home Loan Series 2003-49 (3 Month SOFR + 5.50%, 0.00% Floor) (3)	10.78%	12/25/2041	3.41%	1,045,828
1,000,000	Fannie Mae - CAS 22-R01 1B2 (3 Month SOFR + 6.00, 0.00% Floor) (3)	11.28%	12/25/2041	3.43%	1,051,250
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (3)(4)	14.78%	03/25/2042	4.01%	1,227,890
56,622	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.80%	09/25/2036	0.17%	51,475
1,000,000	Key Bank - BX Trust 2019-IMC Class G (1 Month SOFR + 3.60%, 3.60% Floor) (3)	8.74%	04/15/2034	3.12%	955,233
21,798	JP Morgan Mortgage Trust Series 2006-A1	6.44%	02/25/2036	0.05%	15,902
1,000,000	Midland Loan Services - SFO Commercial Mortgage Trust 2021-555 E (1 Month SOFR + 2.90%, 2.90% Floor) (3)	8.11%	05/15/2038	2.87%	878,892
26,249	Prime Mortgage Trust Series 2003-3 (3)	5.97%	01/25/2034	0.04%	12,308
750,000	Progress Residential Trust 2021 - SFR3 H (3)	4.75%	05/17/2026	2.31%	708,256
334,976	Residential Asset Securitization Trust (5)	5.59%	02/25/2034	0.78%	238,503
2,020,000	STAR 2022-SFR3 F (3)(4)	9.60%	05/17/2024	6.58%	2,015,241
118,192	Structured Asset Securities Corporation 2003-9A	6.70%	03/25/2033	0.21%	65,727
1,000,000	US Uninsured Agency 2020-HQA2 (3 Month SOFR + 7.60%, 7.71% Floor) (3)(4)	12.99%	03/25/2050	3.91%	1,198,750
1,000,000	US Uninsured Agency 2020-HQA2 (3 Month SOFR + 6.25%, 0.00% Floor) (3)	11.53%	10/25/2033	3.88%	1,190,000
					10,771,931
Supply Chain Receivable (2.75%)
844,994	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	04/02/2025	2.75%	844,437

Total Asset Backed Securities (Cost $34,970,323)					30,045,147

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024 (Unaudited)

Current Principal Amount/Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Corporate Debt (2.16%) (1)
High Tech Industries (2.16%)
	Aventive Technologies
31,501	First Lien Term Loan (1 Month SOFR + 5.31%, 1.00% Floor), 13.07% (5)	0.00%	07/31/2025	0.10%	32,091
	SIRVA Worldwide, Inc.
1,020,000	First Lien Term Loan (1 Month SOFR + 4.81%, 8.00% Floor), 12.81% (5)	0.00%	02/20/2029	2.06%	629,700
					661,791

Total Corporate Debt (Cost $656,501)					661,791

Preferred Stocks (5.52%) (1)
Other REITS (5.52%)
49,521	AGNC Investment Corp, Class B, Series F		6.13%	3.96%	$1,214,255
1,594	Annaly Capital Management, Class B		6.50%	0.13%	40,105
11,334	MFA Financial Inc., Class B		6.50%	0.88%	268,616
7,054	New Residential Inv Corp, Class B		6.38%	0.55%	169,155
					1,692,131

Total Preferred Stocks (Cost $1,742,244)					1,692,131

Short-Term Investments - Investment Companies (12.32%) (1)
3,776,444	First American Government Obligation - Class X		4.82%	12.32%	3,776,444
					3,776,444

Total Investments (118.06%) (1) (Cost $41,145,512)					36,175,513
Reverse Purchase Agreements (-18.97%)(1)					(5,813,000)
Other Assets In Excess of Liabilities (0.91%) (1)					279,717
Total Net Assets Applicable to Unitholders (100.00%) (1)					$30,642,230

1 Month Secured Overnight Financing Rate as of September 30, 2024 was 4.85%.
3 Month Secured Overnight Financing Rate as of September 30, 2024 was 4.59%.

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2024.
(3) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $27.205,721 or 88.79% of net assets.

(4) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2024, these securities amounted to $8,137,897 or 26.56% of net assets.
(5) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2024, these securities amounted to $6,057,522 or 19.77% of net assets.
(6) This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding "Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings" for additional information.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Paid	Annually	08/09/2032	$339,223	$(31,702)	$15,662	$(16,040)
J.P. Morgan	3.89%	SOFR	Received	Daily	06/17/2031	650,000	-	(23,648)	(23,648)
							$(31,702)	$(7,986)	$(39,688)

Ellington Income Opportunities Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.
The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$24,649,416	$5,395,731	$30,045,147
Corporate Debt	-	-	661,791	661,791
Preferred Stocks	1,692,131	-	-	1,692,131
Short-Term Investments	3,776,444	-	-	3,776,444
Total Investments	$5,468,575	$24,649,416	$6,057,522	$36,175,513

Other Financial Instruments*
Interest Rate Swaps	$-	$(39,688)	$-	$(39,688)
Total Swaps Contracts	$-	$(39,688)	$-	$(39,688)
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2023	$4,942,329
Purchases	2,451,713
Sales proceeds and paydowns	(1,762,095)
Realized gain / (loss)	(74,462)
Payment-in-kind	-
Change in unrealized gain / (loss)	(369,982)
Transfers into Level 3	1,072,019
Transfer out of Level 3	(182,000)
Ending Balance – September 30, 2024	$6,077,522

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at September 30, 2024	$(385,551)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2024:

	Fair Value at 9/30/2024	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average(1)

Asset Back Securities	$ 861,000	Discounted Cash Flows	Yield	28.77% to 28.77%	28.77%
Collateralized Loan Obligation	733,495	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(0.33)% to (1.17)%	(0.76)%
	1,000,500	Recent Transactions	Transaction Price	100.05% to 100.05%	100.05%
	1,072,223	Discounted Cash Flows	Yield Projected Collateral Prepayments Projected Collateral Losses Projected Collateral Recoveries Projected Collateral Scheduled Amortization	21.86% to 34.13% 22.92% to 45.17% 3.87% to 11.61% 4.35% to 4.41% 46.61% to 61.06%	24.89% 28.41% 9.70% 4.39% 57.5%
Confirmation of Originator Fee Certificates	645,573	Option Adjusted Spread (“OAS”)	SOFR OAS(2)	274.61 to 274.61	274.61

Residential Mortgage-Backed Securities	238,503	Dealer Marked with Odd Lot Sizing Adjustment	Yield	8.79% to 8.79%	8.79%
Supply Chain Receivable	844,437	Discounted Cash Flows	Yield	12.09% to 12.09%	12.09%
Corporate Debt	661,791	Discounted Cash Flows	Yield	11.47% to 11.47%	11.47%
Total	$6,057,522

(1)	Averages are weighted based on the fair value of the related instrument.
(2)	Shown in basis points.
A change in unobserved inputs might result in significantly higher or lower fair value measurement as of September 30, 2024.

Ellington Income Opportunities Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

BORROWING

Reverse Repurchase Agreements: As of September 30, 2024, the Fund had the following reverse repurchase agreements outstanding, which were equal to 18.97% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
Lucid Management LP	$1,193,000	6.43%	07/18/24	10/17/24	$1,208,980
JP Morgan Securities	1,524,000	6.26%	09/10/24	12/10/24	1,529,563
JP Morgan Securities	1,057,000	6.38%	09/10/24	12/10/24	1,060,932
RBC Capital Markets	715,000	6.10%	09/30/24	11/29/24	715,121
RBC Capital Markets	600,000	6.59%	08/12/24	10/15/24	605,492
RBC Capital Markets	724,000	6.10%	09/30/24	11/29/24	724,122
Totals	$5,813,000				$5,844,210

As of September 30, 2024, the fair value of securities held as collateral for reverse repurchase agreements was $8,137,987 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2024, the average daily balance and average interest rate in effect for reverse repurchase agreements were $9,370,566 and 6.70%, respectively.